Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Financial Liabilities
Schedule of financial liabilities

	Thousands of Euros
Financial liabilities	31/12/2018	31/12/2017
Non-current obligations (a)	1,000,000	853,667
Senior secured debt (b)	4,771,285	4,849,882
Other loans (b)	239,686	169,214
Finance lease liabilities (c)	9,537	5,415
Other non-current financial liabilities (e)	78,955	23,637
Total non-current financial liabilities	6,099,463	5,901,815
Current obligations (a)	102,978	95,538
Senior secured debt (b)	129,955	4,057
Other loans (b)	24,839	29,527
Finance lease liabilities (c)	3,348	3,945
Other current financial liabilities (e)	16,262	22,003
Total current financial liabilities	277,382	155,070

Schedule of details of movement in the Senior Unsecured Notes

	Thousands of Euros
	Opening outstanding			Translation	Closing outstanding
	balance 01/01/17	Refinancing	Repayments	differences	balance 31/12/17
Senior Unsecured Notes (nominal amount)	948,677	108,597	(26,618)	(30,656)	1,000,000
Total	948,677	108,597	(26,618)	(30,656)	1,000,000

Schedule of current obligation captions including issue of bearer promissory notes to Group employees

31/12/2017
					Promissory		Interest
			Nominal amount		notes subscribed	Buy back	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands of	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	Euros)	Euros)
Issue of bearer promissory notes	05/05/17	04/05/18	3,000	3.00%	92,109	(906)	(909)

31/12/2018
					Promissory		Interest
			Nominal amount		notes subscribed	Buy back	pending accrual
		Maturity	of promissory	Interest	(Thousands of	(Thousands	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	of Euros)	Euros)
Issue of bearer promissory notes	05/05/18	04/05/19	3,000	4.00%	99,990	(1,041)	(1,304)

Schedule of details of loans and borrowings

					Thousands of Euros
					31/12/2018		31/12/2017
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount

Senior debt - Tranche A	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	2,052,403	1,949,782	1,959,476	1,959,476
Senior debt - Tranche A	Euros	Euribor + 1.75%	31/01/2017	31/01/2023	607,000	576,650	607,000	607,000
Senior debt - Tranche B	US Dollars	Libor + 2.25%	31/01/2017	31/01/2025	2,620,087	2,548,035	2,501,459	2,457,684
Total senior debt					5,279,490	5,074,467	5,067,935	5,024,160
EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	100,000	63,750	100,000	74,375
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	85,000	85,000	85,000
EIB Loan	Euros	2.15%	25/09/2018	25/09/2028	85,000	85,000	—	—
Total EIB Loan					270,000	233,750	185,000	159,375
Revolving Credit	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	262,009	—	250,146	—
Total Revolving Credit					262,009	—	250,146	—

Other non-current loans	Euros	Euribor-Euribor+2.30%	25/03/2010	30/09/2024	26,680	5,936	33,180	9,839
Loan transaction costs					—	(303,182)	—	(174,278)
Non-current loans and borrowings					5,838,179	5,010,971	5,536,261	5,019,096

Senior debt - Tranche A	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	(*)	102,621	(*)	—
Senior debt - Tranche A	Euros	Euribor + 1.75%	31/01/2017	31/01/2023	(*)	30,350	(*)	—
Senior debt - Tranche B	US Dollars	Libor + 2.25%	31/01/2017	31/01/2025	(*)	26,201	(*)	25,015
Total senior debt					—	159,172	—	25,015
EIB Loan	Euros	2.40%	20/11/2015	20/11/2025	(*)	10,625	(*)	10,625
Total EIB Loan					—	10,625	—	10,625
Other current loans		0,10% - 4,62%			144,571	14,214	131,700	18,902
Loan transaction costs					—	(29,217)	—	(20,958)

Current loans and borrowings					144,571	154,794	131,700	33,584

(*)See amount granted under non-current debt

Schedule of details of minimum payments and the present value of finance lease liabilities, by maturity date

	Thousands of Euros
	31/12/2018			31/12/2017
	Minimum			Minimum
	payments	Interest	Present Value	payments	Interest	Present Value
Maturity at:
Less than one year	3,576	228	3,348	4,305	360	3,945
Two years	3,339	123	3,216	2,636	179	2,457
Three years	2,606	82	2,524	1,461	88	1,373
Four years	1,971	53	1,918	814	60	754
Five years	1,578	32	1,546	369	42	327
More than five years	351	18	333	550	46	504
Total	13,421	536	12,885	10,135	775	9,360

Schedule of details of maturity of other financial liabilities

	Thousands of Euros
	31/12/2018	31/12/2017
Maturity at:
Up to one year	16,262	22,003
Two years	21,460	10,818
Three years	49,602	3,787
Four years	2,916	2,794
Five years	1,799	2,247
Over five years	3,178	3,991
	95,217	45,640

Schedule of changes in liabilities derived from financing activities

	Thousand of Euros
		Senior Secured
		debt & Other	Finance lease	Other financial
	Obligations	loans	liabilities	liabilities	Total

Book value at January 1, 2017	926,941	3,948,154	9,945	57,096	4,942,136
New financing	1,092,109	5,666,300	—	8,661	6,767,070
Refunds	(1,003,104)	(3,936,799)	(780)	(21,838)	(4,962,521)
Bear of interests	61,944	198,588	505	1,020	262,057
Other movements	(57,484)	(84,917)	—	—	(142,401)
Collection / Payment of interests	(44,432)	(162,647)	—	—	(207,079)
Business combination	—	—	—	2,163	2,163
Foreign exchange differences	(26,769)	(575,999)	(310)	(1,462)	(604,540)
Balance at December 31, 2017	949,205	5,052,680	9,360	45,640	6,056,885
New financing	99,990	85,000	—	6,789	191,779
Refunds	(92,244)	(45,225)	(1,001)	(20,041)	(158,511)
Bear of interests	31,694	253,673	409	865	286,641
Other movements (note 2)	146,333	(141,998)	—	—	4,335
Collection / Payment of interests	(32,000)	(193,146)	—	—	(225,146)
Business combination	—	—	4,007	57,816	61,823
Foreign exchange differences	—	154,781	110	4,148	159,039
Balance at December 31, 2018	1,102,978	5,165,765	12,885	95,217	6,376,845

Senior Debt Tranche A Maturing in 2023
Financial Liabilities
Schedule of senior secured debt by maturity

Details of Tranche A by maturity at 31 December 2018 are as follows:

	US Tranche A		Tranche A in Euros
Maturity	Principal in thousands of US Dollars	Principal in thousands of Euros	Principal in thousands of Euros

2019	117,500	102,621	30,350
2020	235,000	205,240	60,700
2021	235,000	205,240	60,700
2022	1,321,875	1,154,476	341,437
2023	440,625	384,826	113,813
Total	2,350,000	2,052,403	607,000

Senior Debt Tranche B, Maturing in 2025
Financial Liabilities
Schedule of senior secured debt by maturity

Details of Tranche B by maturity at 31 December 2018 are as follows:

	US Tranche B
		Principal in thousands	Principal in thousands
Maturity	Currency	of US Dollars	of Euros

2019	US Dollars	30,000	26,201
2020	US Dollars	30,000	26,201
2021	US Dollars	30,000	26,201
2022	US Dollars	30,000	26,201
2023	US Dollars	30,000	26,201
2024	US Dollars	30,000	26,201
2025	US Dollars	2,767,500	2,417,030
Total	US Dollars	2,947,500	2,574,236